Exposures - Net exposure by region and class (Details) - Credit risk - SEK (kr) kr in Billions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of credit risk exposure
Net exposure	kr 442.9	kr 413.2
Central governments
Disclosure of credit risk exposure
Net exposure	226.0	205.9
Regional governments
Disclosure of credit risk exposure
Net exposure	18.2	12.6
Multilateral development banks
Disclosure of credit risk exposure
Net exposure	5.4	5.0
Public Sector
Disclosure of credit risk exposure
Net exposure	1.0
Financial institutions
Disclosure of credit risk exposure
Net exposure	34.0	33.3
Corporates
Disclosure of credit risk exposure
Net exposure	158.3	156.4
Equity exposures
Disclosure of credit risk exposure
Net exposure	0.0
Middle East/Africa
Disclosure of credit risk exposure
Net exposure	0.3	0.7
Middle East/Africa | Central governments
Disclosure of credit risk exposure
Net exposure	0.0	0.0
Middle East/Africa | Financial institutions
Disclosure of credit risk exposure
Net exposure	0.1	0.1
Middle East/Africa | Corporates
Disclosure of credit risk exposure
Net exposure	0.2	0.6
Middle East/Africa | Equity exposures
Disclosure of credit risk exposure
Net exposure	0.0
Asia excl. Japan
Disclosure of credit risk exposure
Net exposure	1.6	1.0
Asia excl. Japan | Central governments
Disclosure of credit risk exposure
Net exposure	0.1	0.2
Asia excl. Japan | Multilateral development banks
Disclosure of credit risk exposure
Net exposure	0.6
Asia excl. Japan | Corporates
Disclosure of credit risk exposure
Net exposure	0.9	0.8
Asia excl. Japan | Equity exposures
Disclosure of credit risk exposure
Net exposure	0.0
Japan
Disclosure of credit risk exposure
Net exposure	2.5	3.0
Japan | Central governments
Disclosure of credit risk exposure
Net exposure		0.5
Japan | Financial institutions
Disclosure of credit risk exposure
Net exposure	0.0	0.1
Japan | Corporates
Disclosure of credit risk exposure
Net exposure	2.5	2.4
Japan | Equity exposures
Disclosure of credit risk exposure
Net exposure	0.0
North America
Disclosure of credit risk exposure
Net exposure	12.7	10.0
North America | Central governments
Disclosure of credit risk exposure
Net exposure	2.9	0.5
North America | Multilateral development banks
Disclosure of credit risk exposure
Net exposure		1.0
North America | Financial institutions
Disclosure of credit risk exposure
Net exposure	2.4	1.8
North America | Corporates
Disclosure of credit risk exposure
Net exposure	7.4	6.7
North America | Equity exposures
Disclosure of credit risk exposure
Net exposure	0.0
Latin America
Disclosure of credit risk exposure
Net exposure	3.6	3.7
Latin America | Financial institutions
Disclosure of credit risk exposure
Net exposure	0.0
Latin America | Corporates
Disclosure of credit risk exposure
Net exposure	3.6	3.7
Latin America | Equity exposures
Disclosure of credit risk exposure
Net exposure	0.0
Sweden
Disclosure of credit risk exposure
Net exposure	343.8	308.4
Sweden | Central governments
Disclosure of credit risk exposure
Net exposure	202.2	180.9
Sweden | Regional governments
Disclosure of credit risk exposure
Net exposure	17.9	11.2
Sweden | Financial institutions
Disclosure of credit risk exposure
Net exposure	18.2	18.3
Sweden | Corporates
Disclosure of credit risk exposure
Net exposure	105.5	98.0
Sweden | Equity exposures
Disclosure of credit risk exposure
Net exposure	0.0
West European countries excl. Sweden
Disclosure of credit risk exposure
Net exposure	75.3	83.3
West European countries excl. Sweden | Central governments
Disclosure of credit risk exposure
Net exposure	18.8	21.7
West European countries excl. Sweden | Regional governments
Disclosure of credit risk exposure
Net exposure	0.2	1.3
West European countries excl. Sweden | Multilateral development banks
Disclosure of credit risk exposure
Net exposure	4.8	4.0
West European countries excl. Sweden | Public Sector
Disclosure of credit risk exposure
Net exposure	1.0
West European countries excl. Sweden | Financial institutions
Disclosure of credit risk exposure
Net exposure	13.3	13.0
West European countries excl. Sweden | Corporates
Disclosure of credit risk exposure
Net exposure	37.2	43.3
West European countries excl. Sweden | Equity exposures
Disclosure of credit risk exposure
Net exposure	0.0
Central and East European countries
Disclosure of credit risk exposure
Net exposure	3.1	3.1
Central and East European countries | Central governments
Disclosure of credit risk exposure
Net exposure	2.0	2.1
Central and East European countries | Regional governments
Disclosure of credit risk exposure
Net exposure	0.1	0.1
Central and East European countries | Corporates
Disclosure of credit risk exposure
Net exposure	1.0	kr 0.9
Central and East European countries | Equity exposures
Disclosure of credit risk exposure
Net exposure	kr 0.0